Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

July 31, 2019

FAV-QTLY-0919
1.804833.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.6%
GCI Liberty, Inc. (a)	8,841	$528,073
Media - 1.7%
DISH Network Corp. Class A (a)	12,548	424,875
Liberty Global PLC Class C (a)	18,484	481,323
Nexstar Broadcasting Group, Inc. Class A	6,100	620,797
		1,526,995

TOTAL COMMUNICATION SERVICES		2,055,068

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	23,028	277,948
BorgWarner, Inc.	3,500	132,300
		410,248
Distributors - 0.7%
LKQ Corp. (a)	22,100	595,153
Hotels, Restaurants & Leisure - 1.6%
Eldorado Resorts, Inc. (a)(b)	12,158	548,569
Hilton Grand Vacations, Inc. (a)	5,400	176,580
International Game Technology PLC	21,100	281,685
The Stars Group, Inc. (a)	28,900	449,395
		1,456,229
Household Durables - 1.7%
D.R. Horton, Inc.	8,711	400,096
Mohawk Industries, Inc. (a)	4,015	500,630
Tempur Sealy International, Inc. (a)	2,000	160,440
Whirlpool Corp.	3,400	494,632
		1,555,798
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	16,900	696,111
Liberty Interactive Corp. QVC Group Series A (a)	31,555	446,188
		1,142,299
Leisure Products - 1.2%
Brunswick Corp.	11,400	560,424
Mattel, Inc. (a)(b)	29,417	429,488
Vista Outdoor, Inc. (a)	13,533	97,438
		1,087,350
Specialty Retail - 2.0%
L Brands, Inc.	12,400	321,780
Lithia Motors, Inc. Class A (sub. vtg.)	1,900	250,572
Lowe's Companies, Inc.	5,140	521,196
Michaels Companies, Inc. (a)	44,800	307,776
Sally Beauty Holdings, Inc. (a)	18,200	250,068
Urban Outfitters, Inc. (a)	7,400	176,194
		1,827,586
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	13,600	484,024
PVH Corp.	5,900	524,628
Tapestry, Inc.	17,800	550,554
		1,559,206

TOTAL CONSUMER DISCRETIONARY		9,633,869

CONSUMER STAPLES - 6.4%
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	19,045	673,622
Food Products - 4.2%
Bunge Ltd.	4,000	233,720
Conagra Brands, Inc.	30,200	871,874
Darling International, Inc. (a)	39,661	806,308
Nomad Foods Ltd. (a)	17,198	382,999
The Kraft Heinz Co.	11,400	364,914
TreeHouse Foods, Inc. (a)	6,500	385,710
Tyson Foods, Inc. Class A	9,027	717,647
		3,763,172
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	10,391	520,693
Personal Products - 0.4%
Edgewell Personal Care Co. (a)	12,500	380,375
Tobacco - 0.4%
Altria Group, Inc.	8,800	414,216

TOTAL CONSUMER STAPLES		5,752,078

ENERGY - 8.3%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	20,530	521,257
Halliburton Co.	6,979	160,517
		681,774
Oil, Gas & Consumable Fuels - 7.5%
Cabot Oil & Gas Corp.	5,412	103,694
Cenovus Energy, Inc. (Canada)	67,269	625,391
Cheniere Energy, Inc. (a)	11,255	733,263
CNX Resources Corp. (a)	46,500	382,230
Concho Resources, Inc.	1,713	167,326
Devon Energy Corp.	8,409	227,043
Diamondback Energy, Inc.	1,924	198,999
Encana Corp.	17,102	78,156
Encana Corp. (Toronto)	101,600	464,198
Enterprise Products Partners LP	6,042	181,925
Golar LNG Ltd.	16,600	281,204
Hess Corp.	10,500	680,820
Magnolia Oil & Gas Corp. Class A (a)	19,900	222,482
Marathon Petroleum Corp.	10,531	593,843
Noble Energy, Inc.	28,600	631,488
Teekay LNG Partners LP	25,800	373,068
Teekay Offshore Partners LP	142,200	164,952
Valero Energy Corp.	6,400	545,600
WPX Energy, Inc. (a)	14,076	146,953
		6,802,635

TOTAL ENERGY		7,484,409

FINANCIALS - 14.7%
Banks - 3.5%
First Citizens Bancshares, Inc.	1,394	651,026
PNC Financial Services Group, Inc.	3,800	543,020
Signature Bank	3,800	484,348
SunTrust Banks, Inc.	14,000	932,400
U.S. Bancorp	9,731	556,127
		3,166,921
Capital Markets - 4.9%
Ameriprise Financial, Inc.	5,431	790,265
Apollo Global Management LLC Class A	17,134	565,422
Donnelley Financial Solutions, Inc. (a)	21,560	293,863
E*TRADE Financial Corp.	7,700	375,683
Lazard Ltd. Class A	17,600	681,296
LPL Financial	5,500	461,285
Northern Trust Corp.	6,100	597,800
The Blackstone Group LP	8,020	384,800
Tullett Prebon PLC	80,043	305,356
		4,455,770
Consumer Finance - 3.1%
Capital One Financial Corp.	7,848	725,312
OneMain Holdings, Inc.	16,216	672,153
SLM Corp.	68,490	623,944
Synchrony Financial	22,200	796,536
		2,817,945
Diversified Financial Services - 0.3%
ECN Capital Corp.	62,100	222,559
Insurance - 2.9%
AMBAC Financial Group, Inc. (a)	19,801	360,774
American International Group, Inc.	10,314	577,481
Chubb Ltd.	3,484	532,495
FNF Group	9,546	409,332
Sul America SA unit	19,500	214,705
The Travelers Companies, Inc.	3,300	483,846
		2,578,633

TOTAL FINANCIALS		13,241,828

HEALTH CARE - 6.6%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	4,500	509,805
The Medicines Company (a)	17,959	643,651
United Therapeutics Corp. (a)	200	15,848
		1,169,304
Health Care Equipment & Supplies - 0.4%
Dentsply Sirona, Inc.	1,539	83,799
The Cooper Companies, Inc.	486	163,976
Zimmer Biomet Holdings, Inc.	1,086	146,751
		394,526
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	2,963	258,225
Cardinal Health, Inc.	1,635	74,769
Centene Corp. (a)	9,447	492,094
Cigna Corp.	3,600	611,712
Henry Schein, Inc. (a)	712	47,376
Humana, Inc.	1,500	445,125
Laboratory Corp. of America Holdings (a)	1,047	175,393
MEDNAX, Inc. (a)	7,300	179,361
Premier, Inc. (a)	9,000	348,750
Universal Health Services, Inc. Class B	400	60,344
Wellcare Health Plans, Inc. (a)	353	101,399
		2,794,548
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,446	100,367
Avantor, Inc.	6,748	118,697
Bio-Rad Laboratories, Inc. Class A (a)	437	137,611
IQVIA Holdings, Inc. (a)	828	131,793
		488,468
Pharmaceuticals - 1.2%
Bayer AG	6,400	414,522
Jazz Pharmaceuticals PLC (a)	4,538	632,506
Mylan NV (a)	1,500	31,350
		1,078,378

TOTAL HEALTH CARE		5,925,224

INDUSTRIALS - 16.9%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	126,500	217,575
General Dynamics Corp.	2,600	483,444
Huntington Ingalls Industries, Inc.	2,400	547,920
		1,248,939
Air Freight & Logistics - 0.2%
FedEx Corp.	400	68,212
United Parcel Service, Inc. Class B	800	95,576
		163,788
Airlines - 1.7%
Air Canada (a)	9,100	313,101
American Airlines Group, Inc.	20,600	628,506
JetBlue Airways Corp. (a)	29,268	562,824
		1,504,431
Building Products - 1.3%
Jeld-Wen Holding, Inc. (a)	6,800	148,988
Masco Corp.	12,900	525,933
Owens Corning	9,300	539,400
		1,214,321
Commercial Services & Supplies - 0.6%
The Brink's Co.	6,000	540,960
Construction & Engineering - 2.2%
AECOM (a)	20,995	754,770
Arcadis NV	15,144	309,303
Fluor Corp.	8,000	260,080
Jacobs Engineering Group, Inc.	1,100	90,761
Williams Scotsman Corp. (a)	37,700	600,184
		2,015,098
Electrical Equipment - 1.0%
Regal Beloit Corp.	4,266	339,659
Sensata Technologies, Inc. PLC (a)	12,711	602,883
		942,542
Industrial Conglomerates - 0.6%
General Electric Co.	48,000	501,600
Machinery - 1.0%
Allison Transmission Holdings, Inc.	1,606	73,796
SPX Corp. (a)	11,300	394,370
Welbilt, Inc. (a)	24,100	395,722
		863,888
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	123	138,110
Professional Services - 1.4%
Asgn, Inc. (a)	5,200	327,860
Intertrust NV (c)	9,072	173,337
Manpower, Inc.	3,700	337,995
Nielsen Holdings PLC	19,527	452,245
		1,291,437
Road & Rail - 1.6%
Knight-Swift Transportation Holdings, Inc. Class A	22,900	820,736
Norfolk Southern Corp.	412	78,741
Ryder System, Inc.	10,400	553,904
		1,453,381
Trading Companies & Distributors - 3.3%
AerCap Holdings NV (a)	9,461	515,908
Ashtead Group PLC	15,228	420,932
Fortress Transportation & Infrastructure Investors LLC	27,128	405,835
HD Supply Holdings, Inc. (a)	23,096	935,619
MRC Global, Inc. (a)	7,618	119,146
Univar, Inc. (a)	24,800	548,576
		2,946,016
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Co. LLC	9,700	401,968

TOTAL INDUSTRIALS		15,226,479

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	42,174	602,245
Electronic Equipment & Components - 1.4%
Avnet, Inc.	9,471	430,173
Flextronics International Ltd. (a)	46,800	521,820
Jabil, Inc.	11,300	348,944
		1,300,937
IT Services - 3.0%
Amdocs Ltd.	7,641	488,948
Cognizant Technology Solutions Corp. Class A	7,564	492,719
Conduent, Inc. (a)	46,233	420,720
DXC Technology Co.	15,912	887,412
Unisys Corp. (a)(b)	31,448	389,641
		2,679,440
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group Ltd.	21,300	559,338
Micron Technology, Inc. (a)	2,000	89,780
NXP Semiconductors NV	5,100	527,289
		1,176,407
Software - 1.2%
Micro Focus International PLC	22,603	476,112
SS&C Technologies Holdings, Inc.	6,400	306,880
Totvs SA	27,400	348,212
		1,131,204

TOTAL INFORMATION TECHNOLOGY		6,890,233

MATERIALS - 9.5%
Chemicals - 6.4%
Axalta Coating Systems Ltd. (a)	16,179	479,384
Celanese Corp. Class A	1,859	208,524
CF Industries Holdings, Inc.	9,300	460,908
DowDuPont, Inc.	7,804	563,137
Element Solutions, Inc. (a)	45,900	459,918
FMC Corp.	2,411	208,359
LyondellBasell Industries NV Class A	1,518	127,041
Olin Corp.	37,287	748,350
Orion Engineered Carbons SA	20,700	403,236
The Chemours Co. LLC	18,456	351,956
The Mosaic Co.	26,600	670,054
Tronox Holdings PLC	36,600	404,796
Westlake Chemical Corp.	10,162	686,646
		5,772,309
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	593	146,916
Summit Materials, Inc. (a)	28,200	520,008
		666,924
Containers & Packaging - 1.3%
Avery Dennison Corp.	1,297	148,986
Ball Corp.	1,873	133,882
Crown Holdings, Inc. (a)	8,300	531,283
Graphic Packaging Holding Co.	25,423	377,786
		1,191,937
Metals & Mining - 1.1%
Alcoa Corp. (a)	3,329	74,869
Antofagasta PLC	5,664	64,692
Barrick Gold Corp.	7,937	129,056
Constellium NV (a)	46,200	554,862
Steel Dynamics, Inc.	3,886	122,448
		945,927

TOTAL MATERIALS		8,577,097

REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Alexandria Real Estate Equities, Inc.	3,900	570,804
American Tower Corp.	2,443	516,988
CubeSmart	32,300	1,096,585
Douglas Emmett, Inc.	14,543	593,645
Equinix, Inc.	1,672	839,511
Equity Lifestyle Properties, Inc.	5,038	625,972
Essex Property Trust, Inc.	1,300	392,886
National Retail Properties, Inc.	9,221	481,705
Outfront Media, Inc.	11,303	307,216
Taubman Centers, Inc.	7,527	304,994
VICI Properties, Inc.	19,800	422,532
		6,152,838
Real Estate Management & Development - 2.3%
CBRE Group, Inc. (a)	12,321	653,136
Cushman & Wakefield PLC	29,200	579,328
Howard Hughes Corp. (a)	6,463	872,505
		2,104,969

TOTAL REAL ESTATE		8,257,807

UTILITIES - 6.3%
Electric Utilities - 4.2%
Entergy Corp.	9,100	961,142
Exelon Corp.	11,500	518,190
FirstEnergy Corp.	23,900	1,050,883
Vistra Energy Corp.	57,911	1,242,770
		3,772,985
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	5,500	187,770
Multi-Utilities - 1.9%
Sempra Energy	12,657	1,714,137

TOTAL UTILITIES		5,674,892

TOTAL COMMON STOCKS
(Cost $82,811,839)		88,718,984
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.08% to 2.36% 8/15/19 to 9/26/19 (d)
(Cost $89,821)	90,000	89,840
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 2.43% (e)	2,597,330	$2,597,850
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	1,234,898	1,235,021
TOTAL MONEY MARKET FUNDS
(Cost $3,832,797)		3,832,871
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $86,734,457)		92,641,695
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(2,337,883)
NET ASSETS - 100%		$90,303,812

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Sept. 2019	$787,240	$3,105	$3,105

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $173,337 or 0.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,840.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,517
Fidelity Securities Lending Cash Central Fund	1,282
Total	$27,799

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.